Stockholders' Equity (Details) - Stock Option [Member] - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Option Outstanding at beginning of year	5,150,000	4,000,000	3,000,000
Option Granted	2,100,000	1,250,000	1,000,000
Option Exercised		(100,000)
Option Outstanding at end of year	7,250,000	5,150,000	4,000,000
Option Excersiable at end of year	6,250,000	4,150,000
Outstanding Weighted Average Exercise Price at the beginning	$ 0.12	$ .10	$ 0.06
Weighted Average Exercise Price, Granted	0.04	.15	.24
Weighted Average Exercise Price, Exercised		0.02
Outstanding Weighted Average Exercise Price at the end	0.10	0.12	$ .10
Excersiable Weighted Average Exercise Price at the end	$ 0.10	$ 0.13
Weighted Average Remaining Contractual Term at the beginning	5 years 9 months 18 days	5 years 10 months 15 days	6 years 6 months
Weighted Average Remaining Contractual Term, Granted	4 years 7 months 6 days	5 years	4 years
Weighted Average Remaining Contractual Term at the end	5 years 3 months 18 days	5 years 9 months 18 days	5 years 10 months 15 days
Excersiable Weighted Average Remaining Contractual Term at the end	5 years 3 months 18 days	5 years 9 months 18 days
Aggregate Intrinsic Value Outstanding at beginning of period
Granted	88,370
Options Exercised or Forfeited
Aggregate Intrinsic Value Outstanding at end of period	166,175
Aggregate Intrinsic Value Exercisable